Income Taxes - Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
United States - Income from Continuing operations before income taxes					$ 108.4	$ 58.1	$ 40.2
Foreign - Income from Continuing operations before income taxes					7.2	40.7	48.5
Income from continuing operations before income taxes	23.0	2.0	64.9	53.2	115.6	98.8	88.7
United States federal - provision for income taxes					43.1	33.2	(209.2)
State and local- provision for income taxes					(9.8)	(3.8)	(42.8)
Foreign- provision for income taxes					11.5	6.0	16.7
Provision for (benefit from) income taxes	13.0	12.0	32.4	33.1	44.8	35.4	(235.3)
United States federal - current taxes					2.3	0.8	1.0
State and Local - current taxes					2.2	0.7	(4.5)
Foreign - current taxes					10.7	21.7	15.5
Total current income taxes					15.2	23.2	12.0
United States federal - deferred taxes					76.0	60.1	(197.5)
State and local - deferred taxes					(5.2)	(1.4)	(35.8)
Foreign - deferred taxes					3.0	(14.4)	4.4
Total deferred income taxes					73.8	44.3	(228.9)
Tax Benefits from Operating Loss Carryforwards					(44.2)	(32.1)	(18.4)
Provision for (benefit from) income taxes	13.0	12.0	32.4	33.1	44.8	35.4	(235.3)
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Tax Benefits from Operating Loss Carryforwards					(35.2)	(27.7)	(12.7)
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Tax Benefits from Operating Loss Carryforwards					(6.8)	(3.1)	(2.5)
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Tax Benefits from Operating Loss Carryforwards					$ (2.2)	$ (1.3)	$ (3.2)